Dreyfus
Institutional
S&P 500 Stock
Index Fund

Annual Report


October 31, 1995

Dreyfus Institutional S&P 500 Stock Index Fund
----------------------------------------------------------------------------
Letter to Shareholders

Dear Shareholder:

        Thanks to a generally rising stock market during the Dreyfus Institutional S&P 500 Stock Index Fund's fiscal year ended October 31, 1995, the Fund provided a particularly rewarding return during that period. For the fiscal year ended October 31, 1995, the total return for the Fund, which includes price changes as well as income and capital gain distributions, was 25.75%,* closely tracking the Standard & Poor's 500 Composite Stock Price Index (the "S&P 500 Index"), which returned 26.41% during the same period.** The Fund's objective is to seek to replicate the performance of the S&P 500 Index; the difference between the performance of the Fund and the S&P 500 Index during the reporting period is accounted for mainly by the Fund's operating costs.

        Effective September 15, 1995, the Fund's name changed from Dreyfus S&P 500 Stock Index Fund to Dreyfus Institutional S&P 500 Stock Index Fund; the Fund's management fee was reduced from .40% to .20% of the Fund's average daily net assets; and the Fund's "Investor" and "Class R" designations were eliminated, as the Fund became a single class fund without any separate class designations. Also, effective August 2, 1995, the Rule 12b-1 Distribution Plan of .25% attributable only to the Fund's then existing Investor shares was terminated.

Economic Environment

        The much-desired soft landing for the U.S. economy that the Federal Reserve Board has been striving to attain appears to have occurred. This is the result of more than a year of moves by the Fed to tighten interest rates, followed by a token easing of rates last summer.

        Now that the economy has settled down a bit, the central bank must concern itself with the possibility that the economy might slow down more than would be desirable. However, the latest economic statistics do not contain convincing evidence of that happening. The housing industry is doing well, industrial orders continue to expand and gross domestic product keeps on growing, albeit at a reduced rate.

        In the meantime, the rate of inflation appears to be under firm control. Consumer prices have advanced only at a very moderate pace, and average wages have barely inched ahead. Unemployment is low and hovers near the so-called full employment level.

        Retail spending has settled down, in part because consumers are carrying large debit balances in mortgage and credit card debts. To what extent this will affect holiday shopping remains to be seen.
Market Environment

        As your Fund reached the end of its fiscal year, October 31, 1995, stocks were not far below the record levels they had reached earlier in the fall.

        Among the factors accounting for this market strength were good corporate profits and low interest rates. Third quarter profit reports from leading corporations, while not universally favorable, were better than earlier quarters. The extensive corporate reorganizations of the past few years appear to be paying off. Even though the pricing environment for most corporate products is extremely competitive, manufacturers and service providers appear able to squeeze out improved profits.

        How long that continuing improvement will last is an open question. Many economists think that profit levels may flatten out over the coming months. The recent record on that score, however, has been encouraging.

        Interest rates also have buoyed stock prices and sustained the bond market. As the cost of borrowing has steadily decreased, many corporations have benefited. This advantage has been particularly notable with public utilities.

        Another factor in market strength has been the relentless advance of technology, which has virtually forced corporations -- and now individual households as well -- to reequip in order to keep up with technical progress. The obvious result has been seen in record prices commanded during the year by high technology stocks. While some disillusionment may set in, the market clearly takes a very optimistic view of the long-range outlook for these companies.

        In addition, equities have been favorably affected by the very large inflow of investment money, on a regular basis, from 401(k) and other retirement plans. To be sure, money managers could at some point divert this cash flow into bonds or money market instruments. During the past year, however, equity purchases by pension funds and other retirement investors have provided a supportive background for stock prices.

        Of course, there are some concerns. Perhaps the biggest has been the struggling between Congress and the White House over how to reduce Government spending and cut the burden of the Government's perennial deficit.
Hopefully, this impasse will be settled soon. In the meantime, the uncertainties in Washington have been a source of worry to investors.

        The fading value of the U.S. dollar has also been a question mark. Yet, after hitting a low last spring, the dollar has gradually recovered some lost ground. This dollar rebound reflects weakness in the economies of Western Europe and Japan, but also the strengthening of economic activity here at home.

        We appreciate your participation in the Fund and look forward to continuing to serve your investment needs.

                                            Sincerely,


                                            John R. O'Toole
                                            Portfolio Manager

November 15, 1995
New York, N.Y.


* This total return figure reflects the performance of the Fund's previously existing Class R shares for the period from November 1, 1994 through September 14, 1995 and the Fund's single class shares from September 15, 1995 through October 31, 1995. Total return includes reinvestment of dividends and any capital gains paid.
** Source: LIPPER ANALYTICAL SERVICES, INC. Reflects the reinvestment of income dividends and, where applicable, capital gains distributions. The Standard & Poor's 500 Composite Stock Price Index is a widely accepted unmanaged index of stock market performance.

Dreyfus Institutional S&P 500 Stock Index Fund               October 31, 1995
-----------------------------------------------------------------------------
COMPARISON OF CHANGE IN VALUE OF $100,000 INVESTMENT IN DREYFUS INSTITUTIONAL
   S&P 500 STOCK INDEX FUND AND THE STANDARD & POOR'S 500 COMPOSITE STOCK
                              PRICE INDEX

                                                         Standard & Poor's
                     Institutional S&P 500                Composite Stock
Period                 Stock Index Fund                    Price Index*
-------------        ---------------------               -----------------
9/30/93                    100,000                            100,000
10/31/93                   102,300                            102,070
10/31/94                   105,877                            106,010
10/31/95                   133,145                            134,000

*Source: Lipper Analytical Services, Inc.


Average Annual Total Returns
-----------------------------------------------------------------------------
         One Year Ended                     From Inception (9/30/93)
        October 31, 1995                      to October 31, 1995
        ----------------                    ------------------------
            25.75%                                   14.68%

Past performance is not predictive of future performance. All performance information reflects the performance of the Fund's previously existing Class R shares through September 14, 1995 and the Fund's single class of shares from September 15, 1995 through October 31, 1995.

The above graph compares a $100,000 investment made in Dreyfus Institutional S&P 500 Stock Index Fund on 9/30/93 (Inception Date) to a $100,000 investment made in the Standard & Poor's 500 Composite Stock Price Index on that date. All dividends and capital gain distributions are reinvested.

The Fund seeks to replicate the total return performance of the Standard & Poor's 500 Composite Stock Price Index. The Fund's performance shown in the line graph takes into account all applicable fees and expenses. The Standard & Poor's 500 Composite Stock Price Index is a widely accepted, unmanaged index of overall stock market performance which does not take into account charges, fees and other expenses. Further information relating to Fund performance, including expense reimbursements, if applicable, is contained in the Financial Highlights section of the Prospectus and elsewhere in this report.

Dreyfus Institutional S&P 500 Stock Index Fund
-----------------------------------------------------------------------------
Statement of Investments                                     October 31, 1995

  Shares      Common Stocks--97.3%                      Value
----------                                          -------------
              Basic Industry--5.4%
     5,185    Air Products & Chemicals, Inc. ......  $    267,676
     2,610    Alco Standard Corporation ...........       230,985
     1,698    Armstrong World
                Industries, Inc ...................       100,819
     2,424    Avery Dennison Corporation ..........       108,474
     1,400    Ball Corporation ....................        38,675
     2,370    Bemis, Inc. .........................        61,620
     2,203    Boise Cascade Corporation ...........        79,859
     1,291    Centex Corporation ..................        42,280
     4,370    Champion International
                Corporation .......................       233,795
     4,239    Crown Cork & Seal
                Company, Inc. +....................       147,835
       359    Crown Vantage, Inc. +................         7,135
    12,467    Dow Chemical Company ................       855,548
    25,711    du Pont (E.I.) de Nemours
                & Company .........................     1,603,724
     3,816    Eastman Chemical ....................       227,052
     6,714    Engelhard Corporation ...............       167,011
     2,021    Federal Paper Board
                Company, Inc.......................        84,882
     3,898    Fluor Corporation ...................       220,237
     1,591    FMC Corporation +....................       113,955
     4,254    Georgia Pacific Corporation .........       350,955
     1,235    Goodrich (B.F.) Company .............        81,356
     4,515    Grace (W.R.) & Company ..............       251,711
     2,942    Great Lakes Chemical
                Corporation........................       197,482
     5,220    Hercules, Inc. ......................       278,617
    11,838    International Paper Company .........       438,006
     3,795    James River Corporation .............       121,914
     7,400    Kimberly-Clark Corporation ..........       537,425
     5,045    Louisiana-Pacific Corporation .......       120,449
     2,490    Mead Corporation ....................       143,486
     5,207    Monsanto Company ....................       545,433
     1,513    Morrison Knudsen
                Corporation........................         9,834
     6,844    Morton International, Inc. ..........       208,742
     3,093    Nalco Chemical Company ..............        92,790
    14,785    Occidental Petroleum
                Corporation........................       317,877
     1,349    Potlatch Corporation ................        56,827
     9,392    PPG Industries, Inc. ................       399,160
     6,441    Praxair, Inc. .......................       173,907
     3,088    Rohm & Haas Company .................       170,612
     7,086    Scott Paper Company .................       377,329
     3,944    Sherwin Williams Company ............       148,393
     2,300    Sigma-Aldrich Corporation ...........       109,250
     4,315    Stone Container
                Corporation........................        71,197

              Basic Industry (continued)
     2,606    Temple Inland, Inc. .................  $    118,573
     3,209    Union Camp Corporation ..............       163,258
     6,411    Union Carbide Corporation ...........       242,817
     4,755    Westvaco Corporation ................       131,951
     9,476    Weyerhaeuser Company ................       418,128
     2,500    Willamette Inds Inc..................       145,000
       431    Zurn Industries, Inc. ...............        10,775
                                                     ------------
                                                       11,024,816
                                                     ------------
              Capital Spending--20.9%
     4,863    Advanced Micro Devices, Inc. ........       116,104
    13,096    Allied Signal, Inc. .................       556,580
     1,999    Alexander & Alexander
                Services, Inc......................        44,728
     5,522    Amdahl Corporation +.................        51,078
    10,147    AMP, Inc. ...........................       398,270
     1,719    Andrew Corporation +.................        72,628
     5,736    Apple Computer, Inc. ................       208,288
     8,300    Applied Materials, Inc. +............       416,037
     2,138    Autodesk, Inc. ......................        72,692
     6,684    Automatic Data Processing, Inc. .....       477,906
     4,882    Block (H&R), Inc. ...................       201,382
    15,883    Boeing Corporation ..................     1,042,322
     1,356    Briggs & Stratton Corporation .......        54,748
     9,907    Browning- Ferris Industries .........       288,541
     3,300    Cabletron Systems +..................       259,462
     9,186    Caterpillar, Inc. ...................       515,564
     2,007    Ceridian Corporation +...............        87,304
     1,524    Cincinnati Milacron, Inc. ...........        39,243
    12,600    Cisco Systems, Inc.+.................       976,500
    12,307    Compaq Computer
                Corporation+.......................       686,115
    11,237    Computer Associates
                International, Inc.................       618,035
     2,534    Computer Sciences
                Corporation +......................       169,461
     5,000    Cooper Industries, Inc. .............       168,750
     1,436    Crane Company .......................        50,798
     1,128    Cray Research, Inc. +................        23,406
     8,250    CUC International, Inc.+.............       285,656
     1,798    Cummins Engine
                Company, Inc. .....................        63,155
     5,294    D.S.C. Communications
                Corporation +......................       195,878
     1,702    Data General Corporation +...........        19,573
     4,033    Deere & Company .....................       360,449
     3,829    Deluxe Corporation ..................       102,904
     6,857    Digital Equipment Corporation +......       371,135
     5,254    Dover Corporation ...................       207,533
     4,512    Dow Jones & Company, Inc. ...........       159,048

Dreyfus Institutional S&P 500 Stock Index Fund
-----------------------------------------------------------------------------
Statement of Investments (continued)                         October 31, 1995

  Shares      Common Stocks (continued)                 Value
----------                                          -------------
              Capital Spending (continued)
     8,446    Dresser Industrues, Inc. ............  $    175,254
     7,900    Dun & Bradstreet Corporation ........       472,025
     3,661    Eaton Corporation ...................       187,626
     2,367    EG&G, Inc. ..........................        44,085
    10,379    Emerson Electric Company ............       739,504
     5,500    First Data Corporation ..............       363,687
     1,586    Foster Wheeler Corporation ..........        59,475
     2,816    General Dynamics Corporation ........       155,936
    78,078    General Electric Company ............     4,938,433
     2,216    General Signal Corporation ..........        70,635
     5,682    Genuine Parts Company ...............       225,149
     1,572    Giddings & Lewis, Inc. ..............        25,348
     2,393    Grainger (W.W.), Inc. ...............       149,562
     2,255    Harnischfeger Indutries, Inc. .......        71,033
     1,781    Harris Corporation ..................       103,521
    23,770    Hewlett Packard Company .............     2,201,696
     5,889    Honeywell, Inc. .....................       247,338
     5,424    Illinois Tool Works .................       315,270
     4,922    Ingersoll Rand Company ..............       174,116
    38,188    Intel Corporation ...................     2,668,386
     2,188    Intergraph Corporation +.............        26,529
    26,369    International Business
                Machines ..........................     2,564,385
     3,502    Interpublic Group Companies .........       135,702
     1,883    Johnson Controls, Inc. ..............       109,685
       517    JWP, Inc. +..........................            10
    12,900    Laidlaw, Inc., Class B ..............       116,100
     9,428    Lockheed Martin .....................       642,283
     7,904    Loral Corporation ...................       234,156
     3,566    Mallinckrodt, Inc. ..................       123,919
     3,287    Marsh & McLennan Company ............       269,123
     2,382    McDermott International, Inc. .......        37,814
     5,255    McDonnell Douglas
                Corporation........................       429,596
    27,400    Microsoft Corporation +..............     2,740,000
     9,600    Micron Technology, Inc. .............       678,000
    19,534    Minnesota Mining &
                Manufacturing Company .............     1,110,996
    27,390    Motorola, Inc. ......................     1,797,469
     5,735    National Semiconductor
                Corporation +......................       139,791
     2,267    National Service Industries .........        67,443
    11,765    Northern Telecom, Ltd. ..............       423,540
     2,305    Northrop Corporation ................       131,961
    17,148    Novell, Inc. +.......................       282,942
     2,190    Ogden Corporation ...................        49,823
    20,190    Oracle Systems Corporation +.........       880,789
     2,382    Owens Corning Fiberglass
                Corporation +......................       100,937
     5,338    Pall Corporation ....................       130,114

              Capital Spending (continued)
     3,478    Parker-Hannifin Corporation .........  $    117,383
     1,847    Perkin Elmer Corporation ............        64,876
     7,080    Pitney Bowes, Inc. ..................       308,865
     1,800    Pittston Services Group .............        49,500
     2,752    Premark International, Inc. .........       127,280
     2,006    Raychem Corporation .................        93,028
    10,862    Raytheon Company ....................       473,855
    10,067    Rockwell International
                Corporation........................       447,982
     3,708    Ryder System ........................        89,456
     2,599    Safety Kleen Corporation ............        39,960
     3,580    Scientific Atlanta, Inc. ............        44,303
     4,827    Service Corporation
                International .....................       193,683
       951    Shared Medical Systems
                Corporation........................        36,732
     7,400    Silicon Graphics, Inc. +.............       246,050
     1,796    Snap-On Tools Corporation ...........        76,106
     2,098    Stanley Works Company ...............       100,180
     4,463    Sun Microsystems, Inc. +.............       348,114
     5,454    Tandem Computers, Inc. +.............        61,358
     1,473    Tektronix, Inc. .....................        87,275
     2,498    Teledyne, Inc. ......................        62,138
     4,000    Tellabs, Inc.........................       136,000
     8,720    Texas Instruments, Inc. .............       595,140
     3,943    Textron, Inc. .......................       271,081
       889    Thomas & Betts Corporation ..........        57,452
     1,451    Timken Company ......................        58,403
     1,351    Trinova Corporation .................        37,997
     3,023    TRW, Inc. ...........................       198,762
     3,536    Tyco Laboratories, Inc. .............       214,812
     7,983    Unisys Corporation +.................        44,904
     5,711    United Technologies
                Corporation........................       506,851
     1,907    Varity Corporation +.................        69,129
    18,245    Westinghouse Electric
                Corporation........................       257,711
    22,507    WMX Technologies, Inc. ..............       633,009
     5,018    Xerox Corporation ...................       651,086
                                                     ------------
                                                       42,772,920
                                                     ------------
              Consumer Discretionary--12.1%
    11,720    Albertsons, Inc. ....................       389,690
     3,426    American Greetings
                Corporation, Class A...............       107,919
     6,832    American Stores Company .............       204,106
     2,200    Bally Entertainment
                Corporation +......................        24,200
     3,997    Black & Decker Corporation ..........       135,398
       734    Brown Group, Inc. ...................        10,093

Dreyfus Institutional S&P 500 Stock Index Fund
-----------------------------------------------------------------------------
Statement of Investments (continued)                         October 31, 1995

  Shares      Common Stocks (continued)                 Value
----------                                           ------------
              Consumer Discretionary (continued)
     4,400    Brunswick Corporation ...............  $     85,800
     7,110    Capital Cities/ABC. Inc. ............       843,424
     2,920    CBS, Inc. ...........................       235,790
     4,824    Charming Shoppes, Inc. ..............        13,869
    17,757    Chrysler Corporation ................       916,705
     4,466    Circuit City Stores, Inc. ...........       149,053
    11,100    Comcast Corporation, Class K ........       198,413
     3,912    Cooper Tire & Rubber
                Company ...........................        90,465
     4,730    Dana Corporation ....................       121,206
     7,299    Darden Restaurants ..................        83,026
     3,216    Dayton-Hudson Corporation ...........       221,100
     5,214    Dillard Department Stores,
                Class A ...........................       141,430
    24,284    Disney (Walt) Productions ...........     1,399,366
     7,134    Donnelley (R.R.) & Sons
                Company ...........................       260,391
     2,813    Echlin, Inc. ........................       100,565
     2,044    Fleetwood Enterprises, Inc. .........        41,902
     1,677    Fleming Companies, Inc. .............        37,942
    49,878    Ford Motor Company ..................     1,433,993
     3,500    Fruit of The Loom ...................        60,813
     6,476    Gannett Company, Inc. ...............       352,133
     6,673    Gap, Inc. ...........................       262,749
    34,683    General Motors Corporation ..........     1,517,381
     2,732    Giant Food, Inc., Class A ...........        87,766
     7,098    Goodyear Tire & Rubber
                Company ...........................       269,724
     1,706    Great Atlantic & Pacific Tea
                Company, Inc. .....................        34,547
     1,497    Handleman Company ...................        11,602
     3,336    Harcourt General, Inc. ..............       132,189
     1,405    Harland (John H.) Company ...........        29,154
     4,639    Harrah's Entertainment +.............       114,815
     4,089    Hasbro, Inc. ........................       124,715
     2,244    Hilton Hotels Corporation ...........       150,348
    22,124    Home Depot, Inc. ....................       824,119
     1,933    Jostens, Inc. .......................        43,734
    21,281    K Mart Corporation ..................       172,908
     1,690    King World Productions, Inc. +.......        58,939
     2,153    Knight Ridder, Inc. .................       119,492
     5,714    Kroger Company +.....................       190,705
     6,890    Liberty Media Group +................       169,666
    16,638    Limited, Inc. .......................       305,723
     3,524    Liz Claiborne, Inc. .................        99,994
       851    Longs Drug Stores
                Corporation........................        34,040
     7,476    Lowes Companies, Inc. ...............       201,852
     1,000    Luby's Cafeterias, Inc. .............        20,750


              Consumer Discretionary (continued)
     5,813    Marriott International
                Corporation........................  $    214,354
     7,488    Masco Corporation ...................       210,600
    10,287    Mattel, Inc. ........................       295,751
    11,559    May Department Stores
                Compamy ...........................       453,691
     5,018    Maytag Corporation ..................        95,342
    32,158    McDonald's Corporation ..............     1,318,478
     2,356    Mcgraw-Hill, Inc. ...................       192,898
     4,867    Melville Corporation ................       155,744
     1,698    Mercantile Stores
                Company, Inc. .....................        76,198
     1,136    Meredith Corporation ................        40,612
     4,631    Moore Corporation, Ltd. .............        88,568
       320    Nacco Industries, Inc., Class A .....        18,320
     3,533    Navistar International
                Corporation +......................        36,213
     4,381    New York Times Company ..............       121,573
     6,454    Nike, Inc., Class B .................       366,265
     3,802    Nordstrom, Inc. .....................       140,912
       847    Outboard Marine
                Corporation........................        17,575
     1,835    PACCAR, Inc. ........................        76,611
    10,472    Penney (J.C.) Company, Inc. .........       441,133
     2,737    Pep Boys - Manny Moe & Jack .........        59,872
     9,079    Price/Costco, Inc. +.................       154,343
     3,637    Reebok International, Ltd. ..........       123,658
     3,737    Rite Aid Corporation ................       100,899
     1,805    Russell Corporation .................        44,674
     2,513    Ryans Family Steak
                Houses, Inc. +.....................        19,476
    18,115    Sears Roebuck & Company .............       615,910
     1,800    Shoney's, Inc. +.....................        20,025
       803    Springs Industries, Inc. ............        34,429
     2,201    Stride Rite Corporation .............        24,761
     3,214    Super Value, Inc. ...................        98,831
     8,443    Sysco Corporation ...................       256,456
     3,165    Tandy Corporation ...................       156,272
    30,262    Tele-Communications,
                Class A + .........................       514,454
    17,886    Time Warner, Inc. ...................       652,839
     5,241    Times Mirror Companies ..............       151,989
     3,234    TJX Companies, Inc. .................        43,659
    12,635    Toys "R" Us. Inc. +..................       276,391
     2,982    Tribune Company .....................       188,239
     2,862    V.F. Corporation ....................       137,018
    16,800    Viacom, Inc., Class B +..............       840,000
   106,569    Wal-Mart Stores, Inc. ...............     2,304,555
    11,408    Walgreen Company ....................       325,128

Dreyfus Institutional S&P 500 Stock Index Fund
-----------------------------------------------------------------------------
Statement of Investments (continued)                         October 31, 1995

  Shares      Common Stocks (continued)                 Value
----------                                          -------------
              Consumer Discretionary (continued)
     4,794    Wendy's International, Inc. .........  $     95,281
     3,305    Whirlpool Corporation ...............       175,165
     3,512    Winn Dixie Stores, Inc. .............       228,280
     6,170    Woolworth Corporation ...............        90,236
     2,050    Zenith Electronics
                Corporation +......................        17,169
                                                     ------------
                                                       24,746,551
                                                     ------------
              Consumer Staples--13.3%
     1,678    Adolph Coors Company,
                Class B ...........................        29,994
     1,167    Alberto-Culver Company,
                Class B ...........................        36,615
     8,631    American Brands, Inc. ...............       370,054
    11,844    Anheuser-Busch Companies ............       781,704
    24,721    Archer Daniels Midland ..............       398,626
     3,129    Avon Products, Inc. .................       222,550
     3,106    Brown Forman Corporation,
                Class B ...........................       118,416
    11,611    Campbell Soup Company ...............       608,126
     2,303    Clorox Company ......................       165,240
    58,500    Coca-Cola Company ...................     4,204,688
     6,717    Colgate Palmolive Company ...........       465,152
    11,042    Conagra, Inc. .......................       426,497
    10,681    Corning, Inc. .......................       279,041
     6,818    CPC International, Inc. .............       452,545
     4,278    Dial Corporation ....................       104,276
    15,867    Eastman Kodak Company ...............       993,671
     2,862    Ecolab, Inc. ........................        82,998
     7,399    General Mills, Inc. .................       424,518
    20,588    Gillette Company ....................       995,945
    11,476    Heinz (H.J.) Company ................       533,634
     3,663    Hershey Foods Corporation ...........       218,864
     5,030    International Flavors &
                Fragrance, Inc. ...................       242,698
    30,046    Johnson & Johnson ...................     2,448,749
    10,203    Kellogg Company .....................       737,167
     7,328    Newell Company ......................       176,788
    36,552    Pepsico, Inc. .......................     1,928,118
    38,977    Philip Morris Companies, Inc. .......     3,293,557
     3,800    Pioneer Hi-Bred
                International, Inc.................       188,575
     1,967    Polaroid Corporation ................        84,089
    31,888    Procter & Gamble Company ............     2,582,928
     6,198    Quaker Oats Company .................       211,507
     4,963    Ralston Purina Group ................       294,678
     7,378    Rubbermaid, Inc. ....................       192,750
    22,510    Sara Lee Corporation ................       661,231
    17,286    Seagram Company, Ltd. ...............       622,296


              Consumer Staples (continued)
     7,476    Unilever N.V. .......................  $    979,356
     9,095    UST, Inc. ...........................       272,850
     4,891    Whitman Corporation .................       103,934
     5,410    Wrigley (W.M.) Jr. Company ..........       251,565
                                                     ------------
                                                       27,185,990
                                                     ------------
              Energy & Related--9.3%
     4,277    Amerada Hess Corporation ............       193,000
    22,798    Amoco Corporation ...................     1,456,222
     2,940    Ashland Oil, Inc. ...................        92,977
     7,498    Atlantic Richfield ..................       800,411
     6,520    Baker Hughes, Inc. ..................       127,955
     5,900    Burlington Resources, Inc. ..........       212,400
    30,226    Chevron Corporation .................     1,413,065
     4,849    Coastal Corporation .................       156,986
     2,272    Columbia Gas Systems, Inc. +.........        87,472
     4,342    Consolidated Natural
                Gas Company........................       164,996
       964    Eastern Enterprises .................        28,799
    11,659    Enron Corporation ...................       400,778
     3,101    Enserch Corporation .................        44,964
    57,676    EXXON Corporation ...................     4,405,004
     5,317    Halliburton Company .................       220,655
     1,042    Helmerich & Payne, Inc. .............        26,962
     2,347    Kerr-McGee Corporation ..............       129,378
     1,505    Louisiana Land &
                Exploration Company................        53,239
    18,401    Mobil Corporation ...................     1,853,901
     2,209    Nicor, Inc. .........................        59,367
     5,759    Noram Energy ........................        44,632
     1,277    Oneok, Inc. .........................        31,127
     4,811    Oryx Energy Company +................        55,326
     3,786    Pacific Enterprises .................        93,703
     6,985    Panhandle Eastern
                Corporation........................       176,371
     2,035    Pennzoil Company ....................        76,821
     1,585    Peoples Energy Corporation ..........        45,569
    12,165    Phillips Petroleum Company ..........       392,321
     3,937    Rowan Companies, Inc. +..............        26,083
    24,836    Royal Dutch Petroleum ...............     3,051,723
     4,144    Santa Fe Energy
                Resources, Inc.+...................        36,778
    11,235    Schlumberger, Ltd. ..................       699,379
     3,884    Sonat, Inc. .........................       111,665
     4,474    Sun Company, Inc. ...................       128,068
     8,300    Tenneco, Inc. .......................       364,162
    12,044    Texaco, Inc. ........................       820,497
    11,470    Unocal Corporation ..................       301,087
    13,302    USX-Marathon Group ..................       236,110

Dreyfus Institutional S&P 500 Stock Index Fund
-----------------------------------------------------------------------------
Statement of Investments (continued)                         October 31, 1995

  Shares      Common Stocks (continued)                 Value
----------                                          -------------
              Energy & Related (continued)
     2,500    Western Atlas +......................  $    109,687
     4,600    Williams Companies, Inc. ............       177,675
                                                     ------------
                                                       18,907,315
                                                     ------------
              Finance--12.4%
     5,297    Aetna Life & Casualty
                Company ...........................       372,776
     5,455    Ahmanson (H.F.) & Company ...........       136,375
    20,853    Allstate Corporation ................       766,348
    22,594    American Express Company ............       917,881
     9,494    American General
                Corporation........................       312,115
    21,981    American International
                Group, Inc.........................     1,854,689
    18,190    Banc One Corporation ................       613,913
     5,043    Bank of Boston Corporation ..........       224,414
     8,900    Bank of New York
                Corporation........................       373,800
    17,317    BankAmerica Corporation .............       995,728
     3,488    Bankers Trust, New York
                Corporation........................       222,360
     4,513    Barnett Banks, Inc. .................       249,343
     2,480    Beneficial Corporation ..............       121,520
     5,986    Boatmen's Bancshares, Inc. ..........       227,468
     8,050    Chase Manhattan
                Corporation........................       458,850
    11,736    Chemical Banking
                Corporation........................       667,485
    3,993    Chubb Corporation (The) ..............       358,871
    3,249    Cigna Corporation ....................       322,057
   19,240    Citicorp .............................     1,248,195
    6,462    CoreStates Financial
               Corporation.........................       235,055
    7,818    Dean Witter, Discover
               & Company ..........................       388,946
    8,417    Federal Home Loan
               Mortgage Corporation................       582,877
   12,654    Federal National Mortgage
               Association.........................     1,327,088
    6,300    First Bank Systems, Inc. .............       313,425
    4,133    First Chicago Corporation ............       280,527
    3,697    First Fidelity Bancorp ...............       241,691
    3,423    First Interstate Bancorp .............       441,567
    7,962    First Union Corporation ..............       395,114
    6,549    Fleet Financial Group, Inc. ..........       253,774
    3,816    General Reinsurance
               Corporation.........................       552,843
    2,667    Golden West Financial
                Corporation........................       133,683


              Finance (continued)
     6,276    Great Western Financial
                Corporation........................  $    141,995
     4,542    Household International
                Corporation........................       255,488
     5,382    ITT Corporation .....................       659,295
     2,111    Jefferson Pilot Corporation .........       139,326
     1,449    Kaufman & Broad
                Corporation........................        16,845
    11,053    Keycorp .............................       373,039
     4,783    Lincoln National Corporation ........       213,441
     2,600    Loews Corporation ...................       381,225
     6,940    MBNA Corporation ....................       255,913
     8,134    Merrill Lynch & Company, Inc. .......       451,437
     8,687    Morgan (J.P.) & Company, Inc. .......       669,985
     3,600    Morgan Stanley ......................       313,200
     6,800    National City Corporation ...........       209,950
    12,566    NationsBank Corporation .............       826,215
     7,416    NBD Bancorp, Inc. ...................       281,808
    15,136    Norwest Corporation .................       446,512
    10,723    PNC Financial Corporation ...........       281,479
     4,396    Providian Corporation ...............       172,543
     1,240    Pulte Corporation ...................        39,215
     2,500    Republic NY Corp ....................       146,563
     2,859    Safeco Corporation ..................       183,512
     4,983    Salomon, Inc. .......................       180,011
     5,833    Shawmut National
                Corporation........................       197,593
     3,800    St Paul's Companies, Inc. ...........       192,850
     5,256    SunTrust Banks, Inc. ................       339,012
     3,341    Torchmark Corporation ...............       138,652
     3,228    Transamerica Corporation ............       218,697
        70    Transport Hldgs +....................         2,773
    14,771    Travelers, Inc. .....................       745,936
     4,601    U.S. Bancorp ........................       136,305
     3,400    UNUM Corporation ....................       178,925
     5,175    USF&G Corporation ...................        86,681
     1,519    USLIFE Corporation ..................        43,292
     7,900    Wachovia Corporation ................       348,588
     2,213    Wells Fargo & Company ...............       465,007
                                                     ------------
                                                       25,324,086
                                                     ------------
              Health Care--8.6%
    36,819    Abbott Laboratories .................     1,463,555
     2,993    Allergan, Inc. ......................        87,919
     3,814    Alza Corporation +...................        83,908
    14,372    American Home Products ..............
                Corporation........................     1,273,719
    12,218    Amgen, Inc. +........................       586,464
     2,589    Bard (C.R.), Inc. ...................        73,139

Dreyfus Institutional S&P 500 Stock Index Fund
-----------------------------------------------------------------------------
Statement of Investments (continued)                         October 31, 1995

  Shares      Common Stocks (continued)                  Value
----------                                           ------------
              Health Care (continued)
     2,536    Bausch & Lomb, Inc. .................  $     87,809
    12,844    Baxter International, Inc. ..........       496,100
     3,070    Becton Dickinson & Company ..........       199,550
     4,559    Beverly Enterprises, Inc. +..........        53,568
     5,371    Biomet, Inc. +.......................        89,293
     7,000    Boston Scientific
                Corporation +......................       294,875
    23,559    Bristol Myers Squibb Company ........     1,796,374
    20,612    Columbia/HCA Healthcare
                Corporation........................     1,012,565
     1,976    Community Psychiatric
                Centers ...........................        21,489
    13,108    Lilly (Eli) & Company ...............     1,266,561
     2,896    Manor Care, Inc. ....................        94,844
    10,728    Medtronic, Inc. .....................       619,542
    57,340    Merck & Company, Inc. ...............     3,297,050
     1,990    Millipore Corporation ...............        70,396
    29,424    Pfizer, Inc. ........................     1,688,202
    17,240    Schering-Plough Corporation .........       924,495
     2,022    St. Jude Medical, Inc. +.............       107,672
     9,318    Tenet Healthcare Corp +..............       166,559
     7,000    U.S. Healthcare .....................       269,500
     2,609    U.S. Surgical Corporation ...........        63,921
     8,100    United Healthcare
                Corporation........................       430,313
     7,899    Upjohn Company ......................       400,874
     6,291    Warner Lambert Company ..............       535,521
                                                     ------------
                                                       17,555,777
                                                     ------------
              Metal & Mining--1.5%
    10,437    Alcan Aluminum, Ltd. ................       330,070
     8,256    Aluminum Company of
                America............................       421,056
     4,955    Armco, Inc. +........................        30,349
     1,827    ASARCO, Inc. ........................        58,921
    16,400    Barrick Gold ........................       379,250
     5,123    Bethlehem Steel
                Corporation +......................        67,239
     4,194    Cyprus Minerals .....................       109,568
     5,216    Echo Bay Mines, Ltd. ................        46,944
     9,400    Freeport-McMoran Copper .............       213,850
     6,401    Homestake Mining Company ............        98,415
     5,508    Inco, Ltd. ..........................       189,337
     2,238    Inland Steel Industries, Inc. .......        52,313
     4,017    Newmont Mining Corporation ..........       151,642
     4,072    Nucor Corporation ...................       195,965
     3,119    Phelps Dodge Corporation ............       197,667

              Metal & Mining (continued)
    11,072    Placer Dome, Inc. ...................  $    242,200
     2,929    Reynolds Metal Company ..............       147,548
     6,065    Santa Fe Pacific Gold
                Corporation........................        59,892
     3,750    USX-US Steel Group ..................       112,031
     4,257    Worthington Industries, Inc. ........        70,773
                                                     ------------
                                                        3,175,030
                                                     ------------
              Transportation--1.6%
     3,432    AMR Corporation +....................       226,512
     6,818    Burlington Northern, Inc. ...........       571,860
     3,728    Conrail, Inc. .......................       256,300
     1,879    Consolidated Freightways, Inc. ......        43,687
     4,746    CSX Corporation .....................       397,478
     2,366    Delta Air Lines, Inc. ...............       155,269
     2,601    Federal Express Corporation +........       213,607
     6,037    Norfolk Southern Corporation ........       466,358
     1,844    Roadway Services, Inc. ..............        82,519
     6,700    Southwest Airlines Company ..........       134,000
     9,495    Union Pacific Corporation ...........       620,736
     2,947    U S Air Group, Inc. .................        40,153
     1,282    Yellow Corporation ..................        16,826
                                                     ------------
                                                        3,225,305
                                                     ------------
              Utilities--12.2%
    22,946    Airtouch Communications +............       653,961
     8,800    Alltel Corporation ..................       269,500
     8,655    American Electric Power, Inc. .......       329,972
    25,686    Ameritech Corporation ...............     1,387,044
    73,600    AT&T Corporation ....................     4,710,400
     6,829    Baltimore Gas & Electric ............       182,676
    20,274    Bell Atlantic Corporation ...........     1,289,933
    23,053    BellSouth Corporation ...............     1,763,555
     7,180    Carolina Power & Light
                Company ...........................       235,145
     8,881    Central & Southwest
                Corporation........................       237,567
     7,253    Cinergy Corporation .................       205,804
    10,913    Consolidated Edison
                Company, Inc. .....................       331,482
     6,779    Detroit Edison Company ..............       228,791
     8,007    Dominion Resources, Inc. ............       318,278
     9,504    Duke Power Company ..................       425,304
    10,586    Entergy Corporation .................       301,701
     8,552    FPL Group, Inc. .....................       358,115
     5,400    General Public Utility
                Corporation........................       168,750

Dreyfus Institutional S&P 500 Stock Index Fund
-----------------------------------------------------------------------------
Statement of Investments (continued)                         October 31, 1995

  Shares      Common Stocks (continued)                 Value
----------                                          -------------
              Utilities (continued)
    45,081    GTE Corporation .....................  $  1,859,591
     6,093    Houston Industries, Inc. ............       282,563
    31,452    MCI Communications
                Corporation........................       784,334
     6,721    Niagara Mohawk Power
                Corporation........................        72,251
     3,000    Northern States Power of
                Minnesota Company..................       141,750
    19,877    NYNEX Corporation ...................       934,219
     7,120    Ohio Edison Company .................       162,870
    19,690    Pacific Gas & Electric
                Company ...........................       578,394
    19,846    Pacific Telesis Group ...............       602,822
    13,242    PacifiCorp ..........................       249,943
    10,269    PECO Energy Company .................       300,368
    11,365    Public Service Enterprise
                Group, Inc. .......................       333,847
    28,305    SBC Communications ..................     1,581,542
    20,687    SCE Corporation .....................       351,679
    30,894    Southern Company ....................       737,594
    16,131    Sprint Corporation ..................       621,044
    10,440    Texas Utilities Company .............       383,670
    21,812    U S West, Inc. ......................     1,038,797
     9,970    Unicom Corporation ..................       326,518
     4,745    Union Electric Company ..............       185,055
                                                     ------------
                                                       24,926,829
                                                     ------------
              TOTAL COMMON STOCKS
                (cost $136,716,778) ...............  $198,844,619
                                                     ------------


  Shares      PREFERRED STOCKS--.0%                     Value
----------                                          -------------
              Electronic Technology
        60    Teledyne, Inc., Series E
                (cost $000)........................  $        863
                                                     ------------

 Principal
  Amount      SHORT-TERM INVESTMENTS--2.8%
----------
   380,000    U.S. Treasury Bill--.2%
                5.26% due 1/18/96*.................       375,605

              Repurchase Agreement--2.6%
 5,413,779    Agreement with Goldman Sachs
              and Company, 5.88% dated
              10/31/95, to be repurchased at
              $5,414,663 on 11/1/95,
              collateralized by $5,414,509 U.S.
              Treasury Notes, 5.875% due
              7/31/97 .............................  $  5,413,779
                                                     ------------

              TOTAL SHORT-TERM
                INVESTMENTS
                (cost $5,789,384) .................  $  5,789,384
                                                     ------------

TOTAL INVESTMENTS
  (cost $171,076,005)......................  100.2%  $204,634,866

LIABILITIES, LESS CASH
  AND RECEIVABLES .........................   (0.2%) $   (356,768)
                                             ------  ------------

NET ASSETS ................................  100.0%  $204,278,098
                                             ------  ------------
                                             ------  ------------

Note To Statement Of Investments;
---------------------------------------------------------------------------
+ Non-income producing.
* Partially held by the custodian in a segregated account as collateral for open financial futures positions.

Statement of Financial Futures                             October 31, 1995

FINANCIAL FUTURES LONG
----------------------
                                                                       Market Value                           Unrealized
                                                          Number of      Covered                            (Depreciation)
Issuer                                                    Contracts    by Contracts        Expiration         at 10/31/95
------                                                  ------------   ------------      --------------     --------------
Standard & Poor's 500........................                 20          $5,838,500       December '95        $(52,025)
                                                                                                               =========

                      See notes to financial statements.

Dreyfus Institutional S&P 500 Stock Index Fund
---------------------------------------------------------------------------
Statement of Assets and Liabilities                        October 31, 1995

ASSETS:
    Investments in securities, at value (cost $171,076,005)--see Statement of
      Investments (including repurchase agreement of $5,413,779)............                              $204,634,866
    Cash....................................................................                                    17,190
    Receivable Capital Stock sold...........................................                                   945,809
    Dividends and interest receivable.......................................                                   281,253
    Receivable for investment securities sold...............................                                     4,540
                                                                                                          ------------
                                                                                                           205,883,658
LIABILITIES:
    Due to The Dreyfus Corporation..........................................               $    39,616
    Payable for Capital Stock redeemed......................................                 1,500,526
    Directors' fee payable--Note 2(c).......................................                    33,239
    Payable for futures variation margin....................................                    32,100
    Accrued expenses........................................................                        79       1,605,560
                                                                                           -----------    ------------
NET ASSETS..................................................................                              $204,278,098
                                                                                                          ------------

REPRESENTED BY:
    Paid-in capital.........................................................                              $168,578,232
    Accumulated undistributed investment income--net........................                                 1,104,437
    Accumulated undistributed net realized gain on investments..............                                 1,088,593
    Accumulated net unrealized appreciation on investments [including ($52,025)
      net unrealized (depreciation) on financial futures]--Note 3.............                              33,506,836
                                                                                                          ------------
NET ASSETS at value applicable to 16,022,681 shares outstanding
    (70 million shares of $.001 par value Capital Stock authorized).........                              $204,278,098
                                                                                                          ============
NET ASSET VALUE, offering and redemption price per share
    ($204,278,098 / 16,022,681 shares of Capital Stock outstanding).........                                    $12.75
                                                                                                                ======

             See notes to financial statements.

Dreyfus Institutional S&P 500 Stock Index Fund
---------------------------------------------------------------------------
Statement of Operations                         Year ended October 31, 1995

INVESTMENT INCOME:
    Income:
      Cash dividends........................................................                $3,916,951
      Interest..............................................................                   380,457
                                                                                            ----------
            Total Income....................................................                              $ 4,297,408
    Expenses:
      Management fee--Note 2(c)..............................................                  551,025
      Directors' fees and expenses--Note 2(c)................................                   26,706
      Distribution fee--Note 2(b)............................................                    6,832
                                                                                            ----------
            Total Expenses..................................................                                   584,563
                                                                                                           -----------
            INVESTMENT INCOME--NET...........................................                                3,712,845
                                                                                                           -----------

REALIZED AND UNREALIZED GAIN ON INVESTMENTS--Note 3:
      Net realized gain on investments......................................               $   160,593
      Net realized gain on financial futures;
      Long transactions.....................................................                   959,674
                                                                                            ----------

      Net Realized Gain.....................................................                                1,120,267
    Net unrealized appreciation on investments [including ($52,025)
      net unrealized (depreciation) on financial futures]...................                               32,124,097
                                                                                                          -----------
            NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS.................                               33,244,364
                                                                                                          -----------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS........................                              $36,957,209
                                                                                                          ===========

                    See notes to financial statements.

Dreyfus Institutional S&P 500 Stock Index Fund
---------------------------------------------------------------------------
Statement of Changes in Net Assets

                                                                                         Year Ended October 31,
                                                                                    --------------------------------
                                                                                        1995                 1994
                                                                                    ------------        ------------
OPERATIONS:
    Investment income--net............................................              $  3,712,845        $  2,524,633
    Net realized gain on investments..................................                 1,120,267             479,171
    Net unrealized appreciation on investments for the year...........                32,124,097             876,438
                                                                                    ------------        ------------
      Net Increase In Net Assets Resulting From Operations............                36,957,209           3,880,242
                                                                                    ------------        ------------

DIVIDENDS TO SHAREHOLDERS FROM:
    Investment income--net:
      Investor shares.................................................                   (86,823)            (1,186)
      Class R shares..................................................                (3,296,842)        (1,772,327)
    Net realized gain on investments:
      Investor shares.................................................                    (2,114)               --
      Class R shares..................................................                  (508,850)           (13,841)
                                                                                    ------------        ------------
      Total Dividends.................................................                (3,894,629)        (1,787,354)
                                                                                    ------------        ------------

CAPITAL STOCK TRANSACTIONS:
    Net proceeds from shares sold:
      Investor shares.................................................                18,014,652             775,958
      Class R shares..................................................                78,667,021         123,501,816
    Dividends reinvested:
      Investor shares.................................................                    85,429               1,172
      Class R shares..................................................                 3,790,189           1,784,732
    Cost of shares redeemed:
      Investor shares.................................................               (19,863,189)           (396,829)
      Class R shares..................................................               (33,853,613)        (27,388,901)
                                                                                    ------------        ------------
      Increase In Net Assets From Capital Stock Transactions..........                46,840,489          98,277,948
                                                                                    ------------        ------------
        Total Increase In Net Assets..................................                79,903,069         100,370,836

NET ASSETS:
    Beginning of period...............................................               124,375,029          24,004,193
                                                                                    ------------        ------------
    End of year (including undistributed investmement income-net:
      $1,104,437 in 1995 and $775,257 in 1994)........................              $204,278,098        $124,375,029
                                                                                    ------------        ------------
                                                                                    ------------        ------------

                                                                                   Shares
                                                     ------------------------------------------------------------------
                                                           Investor Shares                       Class R Shares
                                                     ------------------------------        ----------------------------
                                                         Year Ended October 31,                Year Ended October 31,
                                                     ------------------------------        ----------------------------
                                                        1995                 1994*            1995              1994*
                                                     ----------            --------        ----------        ----------
CAPITAL SHARE TRANSACTIONS:
    Shares sold...........................            1,538,481              77,042         6,713,863        12,100,667
    Shares issued for dividends reinvested                7,306                 117           349,258           177,979
    Shares redeemed.......................           (1,582,364)            (40,582)       (2,943,826)       (2,720,889)
                                                     ----------            --------        ----------        ----------
      Net Increase (Decrease) In
        Shares Outstanding................              (36,577)             36,577         4,119,295         9,557,757
                                                     ----------            --------        ----------        ----------
                                                     ----------            --------        ----------        ----------

----------------
* The Fund commenced selling Investor shares on April 18, 1994. Any shares outstanding prior to April 4, 1994 were designated Trust shares. Effective October 17, 1994, the Fund's Trust shares were redesignated Class R shares.

                     See notes to financial statements.

Dreyfus Institutional S&P 500 Stock Index Fund
---------------------------------------------------------------------------
Financial Highlights

    Contained below is per share operating performance data for a share of Capital Stock outstanding, total investment return, ratios to average net assets and other supplemental data for each period indicated. This information has been derived from the Fund's financial statements.

                                                        Investor Shares(10)               Class R Shares
                                                      -----------------------      -----------------------------
                                                      Year Ended October 31,          Year Ended October 31,
                                                      -----------------------      -----------------------------
PER SHARE DATA:                                         1995        1994(1)(2)     1995      1994(2)(3)   1993(3)
                                                       ------       -------       ------     ------      ------
    Net asset value, beginning of year......           $10.41       $  9.78       $10.42     $10.23      $10.00
                                                       ------       -------       ------     ------      ------
    Investment Operations:
    Investment income--net..................              .18           .17          .26        .21(4)      .01
    Net realized and unrealized gain (loss)
      on investments........................           (10.32)          .59         2.37        .14         .22
                                                       ------       -------       ------     ------      ------
       Total from Investment Operations.....           (10.14)          .76         2.63        .35         .23
                                                       ------       -------       ------     ------      ------
    Distributions:
    Dividends from investment income--net...             (.23)         (.13)        (.26)      (.16)         --
    Dividends from net realized gain on
      investments .........................              (.04)           --         (.04)      (.00)(5)      --
                                                       ------       -------       ------     ------      ------
      Total Distributions...................             (.27)         (.13)        (.30)      (.16)         --
                                                       ------       -------       ------     ------      ------
    Net asset value, end of year............               --        $10.41       $12.75     $10.42      $10.23
                                                       ------       -------       ------     ------      ------
                                                       ------       -------       ------     ------      ------

TOTAL INVESTMENT RETURN.....................               --          7.86%       25.75%      3.50%       2.30%

RATIOS/SUPPLEMENTAL DATA:
    Ratio of expenses to average net assets.              .55%          .65%(6)      .37%       .40%(7)     .40%(6)(8)
    Ratio of net investment income to
      average net assets....................             2.15%         2.13%(6)     2.36%      2.38%       1.32%(6)(8)
    Portfolio Turnover Rate.................             1.03%        13.00%        1.03%     13.00%      22.00%(9)
    Net Assets, end of year (000's Omitted).               --          $381     $204,278   $123,994     $24,004

--------------------
  (1) The Fund commenced selling Investor shares on April 18, 1994.
  (2) Effective October 17, 1994, the Dreyfus Corporation serves as the Fund's investment manager.
Prior to October 17, 1994, Mellon Bank, N.A. served as the Fund's investment manager.
  (3) The Fund commenced operations on September 30, 1993. Those shares outstanding prior to April 4, 1994 were designated Trust shares. Effective October 17, 1994, the Fund's Trust shares were redesignated as Class R shares.
  (4) Net investment income before reimbursement of expenses by the investment adviser for the year ended
October 31, 1994 was $0.21.
  (5) Amount represents less than $0.01.
  (6) Annualized.
  (7) Expense ratio before voluntary reimbursement of expenses by the investment adviser for the year ended October 31, 1994 was 0.45%.
  (8) For the period September 30, 1993 (commencement of operations) to October 31, 1993, The investment adviser reimbursed expenses of the Fund amounting to $0.0103 per share.
  (9) Turnover calculation does not include in-kind purchases amounting to $22,472,314.
(10) Effective September 17, 1995, the Fund converted to a single Class Fund, with the existing Investor Class shares converted into Class R shares.

             See notes to financial statements.

Dreyfus Institutional S&P 500 Stock Index Fund
---------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS

NOTE 1--Significant Accounting Policies:

    The Dreyfus/Laurel Funds, Inc. (the "Company") is registered under the Investment Company Act of 1940 ("Act") as a diversified open-end management investment company and operates as a series company currently offering sixteen Series including the Dreyfus Institutional S&P 500 Stock Index Fund (the "Fund"). The Dreyfus Corporation ("Manager") serves as the Fund's investment adviser. The Manager is a direct subsidiary of Mellon Bank, N.A. ("Mellon Bank").
    Premier Mutual Fund Services, Inc. (the "Distributor") acts as the distributor of the Fund's shares. The Distributor, located at One Exchange Place, Boston, Massachusetts 02109, is a wholly-owned subsidiary of FDI Distribution Services, Inc., a provider of mutual fund administration services, which in turn is a wholly-owned subsidiary of FDI Holdings, Inc., the parent company of which is Boston Institutional Group, Inc.
    On July 26, 1995, the Fund's Directors approved a change to the Fund's name, effective September 15, 1995, from "Dreyfus S&P 500 Stock Index Fund" to "Dreyfus Institutional S&P 500 Stock Index Fund."
    Prior to September 17, 1995, the Fund was authorized to issue two classes of shares: Investor shares and Class R shares. Investor shares are sold primarily to retail investors and bear a distribution fee. Class R shares are sold primarily to bank trust departments and other financial service providers (including Mellon Bank and its affiliates) acting on behalf of customers having a qualified trust or investment account or relationship at such institution, and bear no distribution fee. Each class of shares had identical rights and privileges, except with respect to the distribution fee and voting rights on matters affecting a single class. The Company has the authority to issue 25 billion shares of capital stock with a par value of $.001. The Fund currently offers Class R shares only. Effective September 17, 1995, the Fund converted to a single Class Fund, with the existing Investor class shares converted into Class R shares.
    Investment income, net of expenses (other than class specific expenses) and realized and unrealized gains and losses are allocated daily to each class of shares based upon the relative proportion of net assets of each class.
    (a) Portfolio Valuation: Investments in securities are valued at the last sales price on the securities exchange on which such securities are primarily traded or at the last sales price on the national securities market. Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued to the average of the most recent bid and asked prices. Bid price is used when no asked price is available. Securities for which there are no such valuations are valued at fair value as determined in good faith under the direction of the Board of Directors.
    (b) Securities Transactions and Investment Income: Securities transactions are recorded on a trade date basis. Realized gain and loss from securities transactions are recorded on the identified cost basis. Dividend income is recognized on the ex-dividend date and interest income, including, where applicable, amortization of discount on investments, is recognized on the accrual basis.
    (c) Repurchase Agreements: The Fund may engage in repurchase agreement transactions. Under the terms of a typical repurchase agreement, the Fund, through its custodian and sub-custodian, takes possession of an underlying debt obligation subject to an obligation of the seller to repurchase, and the Fund to resell, the obligation at an agreed-upon price and time, thereby determining the yield during the

Dreyfus Institutional S&P 500 Stock Index Fund
---------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (continued)

    Fund's holding period. This arrangement results in a fixed rate of return that is not subject to market fluctuations during the Fund's holding period. The value of the collateral is at least equal, at all times, to the total amount of the repurchase obligations, including interest. In the event of a counterparty default, the Fund has the right to use the collateral to offset losses incurred. There is potential loss to the Fund in the event the Fund is delayed or prevented from exercising its rights to dispose of the collateral securities, including the risk of a possible decline in the value of the underlying securities during the period while the Fund seeks to assert its rights. The Fund's manager, acting under the supervision of the Board of Directors, reviews the value of the collateral and the creditworthiness of those banks and dealers with which the Fund enters into repurchase agreements to evaluate potential risks.
    (d) Financial Futures: The Fund may invest in trading financial futures contracts in order to gain exposure to or protect against changes in the market. The Fund is exposed to market risk as a result of changes in the value of the underlying financial instruments (see Statement of Financial Futures). Investments in financial futures require the Fund to "mark to market" on a daily basis, which reflects the change in the market value of the contract at the close of each day's trading. Accordingly, variation margin payments are made or received to reflect daily unrealized gains or losses. When the contracts are closed, the Fund recognizes a realized gain or loss. These investments require initial margin deposits with a custodian, which consist of cash or cash equivalents, up to approximately 10% of the contract amount. The amount of these deposits is determined by the exchange or Board of Trade on which the contract is traded and is subject to change. Contracts open at October 31, 1995, and their related unrealized depreciation are set forth in the Statement of Financial Futures.
    (e) Distributions to Shareholders: Dividends are recorded on the ex-dividend date. Dividends from investment income-net are declared and paid on a quarterly basis. Dividends from net realized capital gain are normally declared and paid annually, but the Fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code. This may result in distributions that are in excess of the net realized gains on the fiscal year basis. To the extent that net realized capital gain can be offset by capital loss carryovers, if any, it is the policy of the Fund not to distribute such gain.
    On November 2, 1995, the Board of Directors declared dividends from net investment income for the Class R shares in the amount of $0.0650 per share payable on November 3, 1995 to shareholders of record on November 2, 1995.
    (f) Federal Income Taxes: It is the policy of the Fund to continue to qualify as a regulated investment company, if such qualification is in the best interests of its shareholders, by complying with the applicable provisions of the Internal Revenue Code, and to make distributions of taxable income sufficient to relieve it from substantially all Federal income and excise taxes.

NOTE 2--Investment Management Fee and Other Transactions with Affiliates:

    (a) Investment Management Fee: Pursuant to an Investment Management agreement with the Manager, the Manager provides or arranges for one or more third parties and or affiliaties to provide investment advisory, administrative, custody, fund accounting and transfer agency services to the Fund. The Manager also directs the investments of the Fund in accordance with its investment objective, policies and

Dreyfus Institutional S&P 500 Stock Index Fund
---------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (continued)

limitations. For these services, the Fund is contractually obligated to pay the Manager a fee, calculated daily and paid monthly, at the annual rate of .20 of 1% of the value of the Fund's average daily net assets. Prior to September 15, 1995, the Fund was contractually obligated to pay the Manager a fee, calculated daily and paid monthly, at the annual rate of .40 of 1% of the value of the Fund's average daily net assets. Out of its fee, the Manager pays all of the expenses of the Fund except brokerage fees, taxes, interest, Rule 12b-1 distribution fees and expenses, fees and expenses of non-interested Directors (including counsel fees) and extraordinary expenses. In addition, the Manager is required to reduce its fee in an amount equal to the Fund's allocable portion of fees and expenses of the non-interested Directors (including counsel).
    (b) Distribution Plan: Prior to August 3, 1995, the Fund had a distribution plan (the "Plan") pursuant to Rule 12b-1 under the 1940 Act relating to its Investor shares. Under the Plan, the Fund may pay annually up to .25% of the value of the average daily net assets attributable to its Investor shares to compensate the Distributor and Dreyfus Service Corporation, an affiliate of the Manager, for shareholder servicing activities and the Distributor for activities primarily intended to result in the sale of Investor shares. The Class R shares bear no distribution fee. During the period November 1, 1994 through August 2, 1995, the Investor shares were charged $6,832 pursuant to the Plan. Effective August 3, 1995 the Plan was terminated.
          (c) Directors' Fees: Each director who is not an "interested person" as defined in the Act receives $27,000 per year, $1,000 for each Board meeting attended and $750 for each Audit Committee attended and is reimbursed for travel and out-of-pocket expenses. These expenses are paid in total by the following funds: the Dreyfus/Laurel Funds, Inc., the Dreyfus/Laurel Tax-Free Municipal Funds, and the Dreyfus/Laurel Funds Trust. In addition the Chairman of the Board receives an annual fee of $75,000 per year. These fees and expenses are charged and allocated to each series based on net assets.

NOTE 3--Securities Transactions:

    The aggregate amount of purchase and sales of investment securities, other than short-term securities, during the year ended October 31, 1995, amounted to $48,292,263 and $1,567,151, respectively.
    At October 31, 1995, accumulated net unrealized appreciation on investments was $33,506,836, consisting of $38,830,665 gross unrealized appreciation and $5,323,829 gross unrealized depreciation.
    At October 31, 1995, the cost of investments for Federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

Dreyfus Institutional S&P 500 Stock Index Fund
---------------------------------------------------------------------------
Independent Auditors' Report

The Board of Directors and Shareholders
The Dreyfus/Laurel Funds, Inc.:

    We have audited the accompanying statement of assets and liabilities of the Dreyfus Institutional S&P 500 Stock Index Fund of The Dreyfus/Laurel Funds, Inc., including the statement of investments and statement of financial futures, as of October 31, 1995, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the periods indicated herein. These financial statemen ts and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.
    We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of October 31, 1995, by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.
    In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Dreyfus Institutional S&P 500 Stock Index Fund of The Dreyfus/Laurel Funds, Inc., as of October 31, 1995, and the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the periods indicated herein, in conformity with generally accepted accounting principles.

                                            KPMG Peat Marwick LLP

Pittsburgh, Pennsylvania
December 15, 1995

Dreyfus Institutional S&P 500 Stock Index Fund
---------------------------------------------------------------------------
Important Tax Information (Unaudited)

    For Federal tax purposes the Fund hereby designates $.0017 per share as a long-term capital gain distribution paid on December 29, 1994.

Dreyfus Institutional S&P 500
Stock Index Fund
200 Park Avenue
New York, NY 10166

Manager
The Dreyfus Corporation
200 Park Avenue
New York, NY 10166

Custodian
Mellon Bank
One Mellon Bank Center
Pittsburgh, Pennsylvania 15258

Transfer Agent &
Dividend Disbursing Agent
First Data Investor Services Group, Inc.
P.O. Box 9671
Providence, RI 02940



Further information is contained in the Prospectus, which must precede or accompany this report.


Printed in U.S.A.                       713/313AR9510